Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision Matrix [Table]
Total exposure	$ 112,050	$ 108,284
ECL provision	(201)	(196)
Total ECL allowances and provisions	(1,091)	(1,165)	$ (1,468)
Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	22,167	20,972
ECL provision	(48)	(41)
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,663	3,464
ECL provision	(26)	(6)
Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,337	1,353
ECL provision	(5)	(8)
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	11,833	9,575
ECL provision	(12)	(17)
Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,376	2,454
ECL provision	(1)	(1)
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	2,121	3,137
ECL provision	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	39,996	39,478
ECL provision	(111)	(114)
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23,611	23,922
ECL provision	(93)	(100)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	3,801	1,444
ECL provision	0	0
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	41,390	40,778
ECL provision	(40)	(38)
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	8,711	7,328
ECL provision	(6)	(5)
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,578	5,358
ECL provision	(4)	(7)
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,723	5,160
ECL provision	(19)	(15)
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	7,855	8,670
ECL provision	0	0
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,390	9,466
ECL provision	(7)	(6)
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	327	117
ECL provision	0	0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	4,696	5,611
ECL provision	(2)	(3)
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	105,258	101,971
ECL provision	(106)	(121)
Total ECL allowances and provisions	(259)	(282)	(306)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	19,805	19,695
ECL provision	(13)	(18)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,883	2,567
ECL provision	(2)	(3)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,124	1,143
ECL provision	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	10,513	9,491
ECL provision	(8)	(13)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,376	2,454
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	2,121	3,137
ECL provision	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	37,531	37,097
ECL provision	(59)	(72)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	21,488	21,811
ECL provision	(49)	(66)
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	3,801	1,444
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	39,521	38,207
ECL provision	(32)	(28)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	8,528	7,046
ECL provision	(6)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,304	4,599
ECL provision	(1)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,442	4,736
ECL provision	(16)	(11)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	7,854	8,670
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	8,900	9,000
ECL provision	(5)	(5)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	327	117
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	4,600	5,527
ECL provision	(2)	(3)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	6,522	6,006
ECL provision	(69)	(60)
Total ECL allowances and provisions	(267)	(220)	(333)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(23)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(65)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(37)
Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(17)
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(12)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	2,254	1,127
ECL provision	(9)	(8)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	721	793
ECL provision	(3)	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	164	164
ECL provision	(1)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	1,320	84
ECL provision	(4)	(4)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	2,341	2,335
ECL provision	(52)	(42)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,024	2,102
ECL provision	(45)	(34)
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	1,833	2,508
ECL provision	(8)	(10)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	183	281
ECL provision	0	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	268	736
ECL provision	(2)	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	256	389
ECL provision	(3)	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	487	462
ECL provision	(2)	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	94	36
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	270	307
ECL provision	(26)	(15)
Total ECL allowances and provisions	(564)	(662)	(829)
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	108	150
ECL provision	(26)	(15)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	58	104
ECL provision	(21)	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	49	46
ECL provision	(3)	(7)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	1	0
ECL provision	(1)	(1)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	124	46
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	99	9
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	36	63
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	5	23
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	26	35
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	1	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	3	4
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	2	48
ECL provision	0	0
UBS AG
Disclosure Of Provision Matrix [Table]
Total exposure	114,337	109,878
ECL provision	(201)	(196)
Total ECL allowances and provisions	(1,091)	(1,165)	(1,468)
UBS AG | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	22,167	20,972
ECL provision	(48)	(41)
UBS AG | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,663	3,464
ECL provision	(26)	(6)
UBS AG | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,337	1,353
ECL provision	(5)	(8)
UBS AG | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	11,833	9,575
ECL provision	(12)	(17)
UBS AG | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,376	2,454
ECL provision	(1)	(1)
UBS AG | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	2,121	3,137
ECL provision	(1)	(1)
UBS AG | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	39,996	39,478
ECL provision	(111)	(114)
UBS AG | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23,611	23,922
ECL provision	(93)	(100)
UBS AG | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	3,801	1,444
ECL provision	0	0
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	43,677	42,373
ECL provision	(40)	(38)
UBS AG | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	8,711	7,328
ECL provision	(6)	(5)
UBS AG | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,578	5,358
ECL provision	(4)	(7)
UBS AG | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,723	5,160
ECL provision	(19)	(15)
UBS AG | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	7,855	8,670
ECL provision	0	0
UBS AG | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,390	9,466
ECL provision	(7)	(6)
UBS AG | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	327	117
ECL provision	0	0
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	4,696	5,611
ECL provision	(2)	(3)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	107,545	103,565
ECL provision	(106)	(121)
Total ECL allowances and provisions	(260)	(282)	(306)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	19,805	19,695
ECL provision	(13)	(18)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,883	2,567
ECL provision	(2)	(3)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,124	1,143
ECL provision	(1)	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	10,513	9,491
ECL provision	(8)	(13)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,376	2,454
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	2,121	3,137
ECL provision	(1)	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	37,531	37,097
ECL provision	(59)	(72)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	21,488	21,811
ECL provision	(49)	(66)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	3,801	1,444
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	41,809	39,802
ECL provision	(32)	(28)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	8,528	7,046
ECL provision	(6)	(4)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,304	4,599
ECL provision	(1)	(4)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,442	4,736
ECL provision	(16)	(11)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	7,854	8,670
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	8,900	9,000
ECL provision	(5)	(5)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	327	117
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	4,600	5,527
ECL provision	(2)	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	6,522	6,006
ECL provision	(69)	(60)
Total ECL allowances and provisions	(267)	(220)	(333)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(23)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(65)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(37)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(17)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(12)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	2,254	1,127
ECL provision	(9)	(8)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	721	793
ECL provision	(3)	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	164	164
ECL provision	(1)	(1)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	1,320	84
ECL provision	(4)	(4)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	2,341	2,335
ECL provision	(52)	(42)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,024	2,102
ECL provision	(45)	(34)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	1,833	2,508
ECL provision	(8)	(10)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	183	281
ECL provision	0	(1)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	268	736
ECL provision	(2)	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	256	389
ECL provision	(3)	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	487	462
ECL provision	(2)	(2)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	94	36
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	270	307
ECL provision	(26)	(15)
Total ECL allowances and provisions	(564)	(662)	$ (829)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	108	150
ECL provision	(26)	(15)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	58	104
ECL provision	(21)	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	49	46
ECL provision	(3)	(7)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	1	0
ECL provision	(1)	(1)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	124	46
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	99	9
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	36	63
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	5	23
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	26	35
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	1	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	3	4
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	2	48
ECL provision	$ 0	$ 0